CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 402,527	$ 321,897
Short- term investments	3,936	6,005
Trade receivables (Notes 5 and 18)	11,867	8,320
Inventories (Note 6)	630,474	580,068
Income taxes recoverable (Note 24)	3,656	2,281
Fair value of derivative financial instruments (Notes 5 and 20)	35,516	4,535
Other current assets (Note 7A)	159,212	179,218
Total current assets	1,247,188	1,102,324
Non- current assets:
Goodwill (Notes 22 and 23)	407,792	407,792
Property, plant and mine development (Notes 8 and 12)	7,325,418	7,003,665
Investments (Notes 5, 9 and 20)	375,103	91,236
Other assets (Note 7B)	259,254	184,868
Total assets	9,614,755	8,789,885
Current liabilities:
Accounts payable and accrued liabilities (Note 10)	363,801	345,572
Reclamation provision (Note 11)	15,270	12,455
Interest payable	12,184	16,752
Income taxes payable (Note 24)	102,687	26,166
Lease obligations (Note 12)	20,852	14,693
Current portion of long-term debt (Note 13)		360,000
Fair value of derivative financial instruments (Notes 5 and 20)	904
Total current liabilities	515,698	775,638
Non-current liabilities:
Long-term debt (Note 13)	1,565,241	1,364,108
Lease obligations (Note 12)	99,423	102,135
Reclamation provision (Note 11)	651,783	427,346
Deferred income and mining tax liabilities (Note 24)	1,036,061	948,142
Other liabilities (Note 14)	63,336	61,002
Total liabilities	3,931,542	3,678,371
EQUITY
Common shares (Note 15): Outstanding - 243,301,195 common shares issued, less 416,881 shares held in trust	5,751,479	5,589,352
Stock options (Notes 15 and 16)	175,640	180,160
Contributed surplus	37,254	37,254
Deficit	(366,412)	(647,330)
Other reserves (Note 17)	85,252	(47,922)
Total equity	5,683,213	5,111,514
Total liabilities and equity	9,614,755	8,789,885
Commitments and contingencies (Note 26)